UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23355

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MACQUARIE FOCUSED ACCESS FUND, LLC
(FORMERLY, CPG FOCUSED ACCESS FUND, LLC)
(Exact name of registrant as specified in charter)

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660 Fifth Avenue
New York, New York 10103
(Address of principal executive offices) (Zip code)

Alex Lee
c/o Macquarie Wealth Advisers, LLC
660 Fifth Avenue
New York, New York 10103
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (212) 317-9222

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.    REPORTS TO STOCKHOLDERS.

(a)     The Report to Shareholders is attached herewith.

Macquarie Focused Access Fund, LLC

(Formerly known as CPG Focused Access Fund, LLC)

Financial Statements

For the Six Months Ended October 31, 2025

(Unaudited)

Macquarie Focused Access Fund, LLC Table of Contents For the Six Months Ended October 31, 2025 (Unaudited)

Macquarie Focused Access Fund, LLC Schedule of Investments (Unaudited) October 31, 2025
Investment Funds — 101.94%^	First Acquisition Date	Cost	Fair Value	Next Available Redemption Date	Liquidity Frequency[1]
Global — 78.42%
Event Driven/Activist — 8.91%
Third Point Partners Qualified L.P.[2,3,4,10]	11/1/2018	$65,944,081	$90,233,734	12/31/2025	Quarterly
Third Point Partners Qualified L.P. Class PNE[2,3,4,12]	7/1/2023	5,116,952	4,930,976	n/a	None
Total Event Driven/Activist		71,061,033	95,164,710

Equity Hedged — 17.67%
Coatue Qualified Partners, L.P.[2,3,4]	11/1/2018	107,744,712	186,407,488	12/31/2025	Quarterly
Coatue Qualified Partners, L.P. Liquidating Class[2,3,4,12]	7/1/2023	2,115,807	2,246,842	n/a	None
Total Equity Hedged		109,860,519	188,654,330

Multi-Strategy — 28.58%
Hedge Premier/Millennium International Ltd.[2,3,5,6]	1/1/2019	35,975,818	59,790,903	3/31/2026	Quarterly
Hedge Premier/Millennium USA LP2,3,4,6	11/1/2018	29,508,216	50,090,194	3/31/2026	Quarterly
Millennium USA LP-Class GG-T1a2,3,4	1/1/2025	7,500,000	8,035,171	3/31/2026	Quarterly
Riverview Omni Fund LP2,3,4,11	4/1/2024	53,500,000	56,407,140	12/31/2025	Quarterly
Schonfeld Strategic Partners Fund LLC, Class B2,3,4,8	3/1/2022	29,500,000	39,754,761	12/31/2025	Monthly
Schonfeld Strategic Partners Fund LLC, Class F2,3,4,9	11/1/2022	68,570,855	91,194,405	12/31/2025	Monthly
Total Multi-Strategy		224,554,889	305,272,574

Quantitative — 23.26%
Renaissance Institutional Equities Fund LLC[2,3,4]	11/1/2018	67,888,474	90,500,264	12/31/2025	Monthly
WMQS Global Equity Active Extension Onshore Fund LP2,3,4	11/1/2018	76,374,470	157,927,413	11/30/2025	Monthly
Total Quantitative		144,262,944	248,427,677
Total Global		549,739,385	837,519,291

North America — 23.52%
Event Driven/Activist — 13.07%
Starboard Value and Opportunity Fund LP2,3,4	11/1/2018	105,847,345	139,577,608	3/31/2026	Quarterly

Fundamental Value — 8.24%
SEG Partners II, LP2,3,4	3/1/2020	75,818,838	88,018,629	12/31/2025	Quarterly

Long Only Equity — 2.21%
SoMa Long Opportunities LP2,3,4,7	2/1/2024	17,514,465	23,612,475	12/31/2025	Quarterly
Total North America		199,180,648	251,208,712

Total Investment Funds		$748,920,033	$1,088,728,003

Total Investments — 101.94%		$748,920,033	$1,088,728,003
Liabilities in excess of other assets — (1.94)%			(20,782,414)
Net Assets — 100%			$1,067,945,589

Macquarie Focused Access Fund, LLC Schedule of Investments (Unaudited) (Continued) October 31, 2025

PNE - Participation Note, E series

^   Percentages are based on net assets as of October 31, 2025.

1    Available frequency of redemptions without a redemption fee after initial lock-up period, if any. Different tranches may have different liquidity terms. Redemption notice periods range from 45 to 90 days. Lock-up periods range from 3 to 12 months. Macquarie Wealth Advisers, LLC cannot estimate when restrictions will lapse for any fund level gates, suspensions, or side pockets.

2    Restricted security. Total fair value of restricted securities amounts to $1,088,728,003, which represents approximately 101.94% of net assets as of October 31, 2025.

3    Non-income producing security.

4    Investment fund is domiciled in the United States.

5    Investment fund is domiciled in the Cayman Islands.

6    Subject to a 5% quarterly fund level gate.

7    Subject to a 1-year soft lock.

8    Subject to a 1-year soft lock and 15% fund level gate.

9    Subject to a 15% fund level gate and 12.5% individual gate.

10  Subject to a 20% quarterly fund level gate.

11   Subject to a 1-year soft lock and 25% investor level gate.

12  Iliquid, redeemable only when underlying investment is realized or converted to liquid interest in Investment Fund.

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Schedule of Investments (Unaudited) (Continued) October 31, 2025
Summary of Investments by Type/Region (as a percentage of net assets)
Investment Funds
Global	78.42%
North America	23.52%
Total Investment Funds	101.94%
Total Investments	101.94%
Liabilities in excess of other assets	(1.94)%
Total Net Assets	100.00%

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Statement of Assets and Liabilities (Unaudited) October 31, 2025
Assets
Investments at fair value (cost $748,920,033)	$1,088,728,003
Cash	7,366,629
Prepaid expenses and other assets	41,804
Prepaid Directors’ and Officer fees	30,047
Total Assets	1,096,166,483

Liabilities
Line of credit payable	19,000,000
Subscriptions received in advance	5,872,500
Management fees payable	1,484,121
Accounting and administration fees payable	540,933
Transfer agent fees payable	482,426
Distribution and servicing fees payable to affiliate	442,621
Professional fees payable	135,941
Directors’ and Officer fees payable	98,200
Line of credit commitment fees payable	48,083
Interest expense payable	35,390
Payable for units repurchased	6,988
Accounts payable and other accrued expenses	73,691
Total Liabilities	28,220,894
Net Assets	$1,067,945,589

Commitments and Contingencies (see Note 8)

Composition of Net Assets:
Paid-in capital	$845,955,733
Total distributable earnings	221,989,856
Net Assets	$1,067,945,589

Net Assets Attributable to:
Class A Units	$601,996,073
Class F1 Units	90,074,226
Class F2 Units	26,368,682
Class I Units	349,506,608
$1,067,945,589

Units of Limited Liability Company Interests Outstanding (Unlimited Number of Units Authorized):
Class A Units	29,512,152
Class F1 Units	6,241,836
Class F2 Units	1,753,346
Class I Units	12,344,009
49,851,343

Net Asset Value per Unit:
Class A Units*	$20.40
Class F1 Units*	$14.43
Class F2 Units	$15.04
Class I Units	$28.31

*   Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest.

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Statement of Operations (Unaudited) For the Six Months Ended October 31, 2025
Investment Income
Interest income	$195,006
Total Investment Income	195,006

Expenses
Management fees	2,971,359
Distribution and servicing fees (Class A)	2,285,330
Professional fees	432,777
Accounting and administration fees	328,836
Distribution and servicing fees (Class F1)	323,598
Transfer agent fees	290,697
Line of credit commitment fees	259,417
Interest expense	242,563
Other expenses	156,320
Directors’ and Officer fees	84,211
Custody fees	31,002
Total Expenses	7,406,110

Net Investment Income/(Loss)	(7,211,104)

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized gain/(loss) on Investment Funds	2,739,606
Net change in unrealized appreciation/(deprecation) on Investment Funds	78,146,001
Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments	80,885,607

Net Increase/(Decrease) in Net Assets Resulting from Operations	$73,674,503

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Statements of Changes in Net Assets
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Changes in Net Assets Resulting from Operations
Net investment income/(loss)	$(7,211,104)	$(13,218,200)
Net realized gain/(loss) on Investment Funds	2,739,606	11,995,636
Net change in unrealized appreciation/(depreciation) on Investment Funds	78,146,001	85,833,885
Net Change in Net Assets Resulting from Operations	73,674,503	84,611,321

Distributions to Investors
Class A Units	—	(37,974,916)
Class F1 Units	—	(6,090,077)
Class F2 Units	—	(1,933,277)
Class I Units	—	(23,024,245)
Net Change in Net Assets from Distributions to Investors	—	(69,022,515)

Change in Net Assets Resulting from Capital Transactions
Class A Units
Capital subscriptions	18,408,820	35,683,167
Reinvested distributions	—	32,214,535
Capital redemptions	(27,174,875)	(46,536,329)
Net Change in Class A Net Assets	(8,766,055)	21,361,373

Class F1 Units
Reinvested distributions	—	5,315,402
Capital redemptions	(4,522,791)	(6,040,830)
Net Change in Class F1 Net Assets	(4,522,791)	(725,428)

Class F2 Units
Capital subscriptions	—	100,000
Reinvested distributions	—	1,736,135
Capital redemptions	(169,713)	(2,477,632)
Net Changes in Class F2 Net Assets	(169,713)	(641,497)

Class I Units
Capital subscriptions	14,265,500	26,141,192
Reinvested distributions	—	18,577,702
Capital redemptions	(13,622,449)	(19,171,249)
Net Change in Class I Net Assets	643,051	25,547,645
Net Change in Net Assets Resulting from Capital Transactions	(12,815,508)	45,542,093

Total Net Increase/(Decrease) in Net Assets	60,858,995	61,130,899

Net Assets
Beginning of period/year	1,007,086,594	945,955,695
End of period/year	$1,067,945,589	$1,007,086,594

Macquarie Focused Access Fund, LLC Statements of Changes in Net Assets (Continued)
	For the Six Months Ended October 31, 2025 (Unaudited)	For the Year Ended April 30, 2025
Unit Activity
Class A Units
Capital subscriptions	927,147	1,823,148
Reinvested distributions	—	1,648,494
Capital redemptions	(1,339,831)	(2,394,432)
Net Change in Class A Units Outstanding	(412,684)	1,077,210

Class F1 Units
Reinvested distributions	—	384,656
Capital redemptions	(315,048)	(437,376)
Net Change in Class F1 Units Outstanding	(315,048)	(52,720)

Class F2 Units
Capital subscriptions	—	7,264
Reinvested distributions	—	121,327
Capital redemptions	(11,451)	(171,895)
Net Change in Class F2 Units Outstanding	(11,451)	(43,304)

Class I Units
Capital subscriptions	518,235	976,887
Reinvested distributions	—	689,583
Capital redemptions	(483,734)	(710,753)
Net Change in Class I Units Outstanding	34,501	955,717

Total Change in Units Outstanding	(704,682)	1,936,903

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Statement of Cash Flows (Unaudited) For the Six Months Ended October 31, 2025
Cash Flows from Operating Activities
Net increase/(decrease) in net assets resulting from operations	73,674,503
Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/(used in) operating activities:
Net realized gain on Investment Funds	(2,739,606)
Net change in unrealized appreciation/(depreciation) on Investment Funds	(78,146,001)
Purchases of Investments Funds	(7,139,207)
Sales of Investment Funds	11,782,695
(Increase)/Decrease in Assets:
Purchases of Investment Funds made in advance	2,000,000
Prepaid expenses and other assets	21,042
Prepaid Directors’ and Officer fees	13,953
Increase/(Decrease) in Liabilities:
Management fee payable	(374,627)
Distribution and servicing fees payable	(2,866,884)
Accounting and administration fees payable	328,836
Directors’ and Officer fees payable	35,591
Professional fees payable	(100,579)
Transfer agent fees payable	290,697
Interest expense payable	(19,643)
Commitment fees payable	6,045
Accounts payable and other accrued expenses	51,424
Net Cash Provided by (Used in) Operating Activities	(3,181,761)

Cash Flows from Financing Activities
Proceeds from capital subscriptions, net of change in subscriptions received in advance and receivable for units sold	32,261,520
Payments for units repurchased, net of change in payable for units repurchased	(61,593,955)
Borrowings from line of credit	35,000,000
Payments for line of credit	(16,000,000)
Net Cash Provided by (Used In) Financing Activities	(10,332,435)

Net change in Cash	(13,514,196)
Cash at beginning of period	20,880,825
Cash at end of period	7,366,629

Supplemental disclosure of cash flow information
Interest expense payments	$262,206
Loan commitment fees payments	253,372

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Financial Highlights - Class A Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Unit Operating Performance:
Net Asset Value, beginning of period	$19.04		$18.71	$16.64	$17.25	$18.64	$14.23
Activity from investment operations:(1)
Net investment income/(loss)	(0.18)		(0.26)	(0.48)	(0.25)	(0.10)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.54		1.92	2.67	(0.15)	(0.66)	4.85
Total from investment operations	1.36		1.66	2.19	(0.40)	(0.76)	4.72

Distributions to investors
From net investment income	0.00		(0.99)	0.00	0.00	(0.31)	0.00
From net realized gains	0.00		(0.34)	(0.12)	(0.21)	(0.32)	(0.31)
Total distributions to investors	0.00		(1.33)	(0.12)	(0.21)	(0.63)	(0.31)

Net Asset Value, end of period	$20.40		$19.04	$18.71	$16.64	$17.25	$18.64

Net Assets, end of period (in thousands)	$601,996		$569,908	$539,784	$621,214	$620,210	$344,908

Ratios/Supplemental Data:
Net investment income/(loss)(2)	(1.61	)%(6)	(1.58)%	(1.54)%	(1.57)%	(1.53)%	(1.70)%
Net investment income/(loss) excluding line of credit related expenses(2)	(1.52	)%(6)	(1.49)%	(1.45)%	(1.53)%	(1.52)%	(1.70)%

Net Expenses(2)(3)	1.65	%(6)	1.61%	1.63%	1.57%	1.53%	1.70	%(8)
Total Expenses excluding line of credit related expenses(2)	1.56	%(6)	1.52%	1.54%	1.53%	1.52%	1.70	%(8)

Portfolio Turnover Rate	0.67	%(7)	3.77%	4.51%	8.24%	0.00%	0.00%
Total Return(4)	7.11	%(7)	8.71%	13.25%	(2.35)%	(4.34)%	33.46%

Line of Credit:
Aggregate principal amount, end of period (000s)	$19,000		$—	$21,400	$—	$—	N/A
Average borrowings outstanding during the period (000s)	$15,392		$9,899	$14,717	$7,560	$5,497	N/A
Asset coverage, end of period per $1,000(5)	$55,208		$—	$43,204	$—	$—	N/A

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Included are other expenses, which are all expenses except Management fees and Distribution and Servicing fees, of 0.35% for the period ended October 31, 2025, 0.30%, 0.33%, 0.27%, 0.22%, and 0.40% for the years ended April 30, 2025, 2024, 2023, 2022, and 2021, respectively.

(4)  Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

(6)  Net investment loss and net expenses ratios have been annualized.

(7)  Not annualized.

(8)  After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.57% for the year ended April 30, 2021.

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Financial Highlights - Class F1 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.47		$13.25	$11.77	$12.20	$13.18	$10.05
Activity from investment operations:(1)
Net investment income/(loss)	(0.19)		(0.22)	(0.36)	(0.30)	(0.17)	(0.18)
Net realized and unrealized gain/(loss) on investments	1.15		1.40	1.93	0.02 (6)	(0.36)	3.53
Total from investment operations	0.96		1.18	1.57	(0.28)	(0.53)	3.35

Distributions to investors
From net investment income	0.00		(0.72)	0.00	0.00	(0.22)	0.00
From net realized gains	0.00		(0.24)	(0.09)	(0.15)	(0.23)	(0.22)
Total distributions to investors	0.00		(0.96)	(0.09)	(0.15)	(0.45)	(0.22)

Net Asset Value, end of period	$14.43		$13.47	$13.25	$11.77	$12.20	$13.18

Net Assets, end of period (in thousands)	$90,074		$88,319	$87,559	$92,460	$112,788	$115,863

Ratios/Supplemental Data:
Net investment income/(loss)(2)	(1.56	)%(7)	(1.53)%	(1.49)%	(1.52)%	(1.48)%	(1.65)%
Net investment income/(loss) excluding line of credit related expenses(2)	(1.47	)%(7)	(1.44)%	(1.40)%	(1.48)%	(1.47)%	(1.65)%

Net Expenses(2)(3)	1.60	%(7)	1.56%	1.58%	1.52%	1.48%	1.65	%(9)
Total Expenses excluding line of credit related expenses(2)	1.51	%(7)	1.47%	1.49%	1.48%	1.47%	1.65	%(9)

Portfolio Turnover Rate	0.67	%(8)	3.77%	4.51%	8.24%	0.00%	0.00%
Total Return(4)	7.13	%(8)	8.76%	13.30%	(2.30)%	(4.29)%	33.53%

Line of Credit:
Aggregate principal amount, end of period (000s)	$19,000		$—	$21,400	$—	$—	N/A
Average borrowings outstanding during the period (000s)	$15,392		$9,899	$14,717	$7,560	$5,497	N/A
Asset coverage, end of period per $1,000(5)	$55,208		$—	$43,204	$—	$—	N/A

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Included are other expenses, which are all expenses except Management fees and Distribution and Servicing fees, of 0.35% for the period ended October 31, 2025, 0.30%, 0.33%, 0.27%, 0.22%, and 0.40% for the years ended April 30, 2025, 2024, 2023, 2022, and 2021, respectively.

(4)  Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

Macquarie Focused Access Fund, LLC Financial Highlights - Class F1 Units (Continued)

(6)  Realized and unrealized gains and losses per Unit in this caption are balancing amounts necessary to reconcile the change in net asset value per Unit for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations for the year ended April 30, 2023 due to share transactions.

(7)  Net investment loss and net expenses ratios have been annualized.

(8)  Not annualized.

(9)  After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 1.52% for the year ended April 30, 2021.

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Financial Highlights - Class F2 Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Unit Operating Performance:
Net Asset Value, beginning of period	$13.99		$13.77	$12.15	$12.50	$13.41	$10.16
Activity from investment operations:(1)
Net investment income/(loss)	(0.07)		(0.14)	(0.21)	(0.15)	(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	1.12		1.48	1.92	(0.05)	(0.36)	3.60
Total from investment operations	1.05		1.34	1.71	(0.20)	(0.45)	3.47

Distributions to investors
From net investment income	0.00		(0.87)	0.00	0.00	(0.23)	0.00
From net realized gains	0.00		(0.25)	(0.09)	(0.15)	(0.23)	(0.22)
Total distributions to investors	0.00		(1.12)	(0.09)	(0.15)	(0.46)	(0.22)

Net Asset Value, end of period	$15.04		$13.99	$13.77	$12.15	$12.50	$13.41

Net Assets, end of period (in thousands)	$26,369		$24,686	$24,893	$26,100	$30,499	$31,507

Ratios/Supplemental Data:
Net investment income/(loss)(2)	(0.86	)%(6)	(0.83)%	(0.79)%	(0.82)%	(0.78)%	(0.95)%
Net investment income/(loss) excluding line of credit related expenses(2)	(0.77	)%(6)	(0.74)%	(0.70)%	(0.78)%	(0.77)%	(0.95)%

Net Expenses(2)(3)	0.90	%(6)	0.86%	0.88%	0.82%	0.78%	0.95	%(8)
Total Expenses excluding line of credit related expenses(2)	0.81	%(6)	0.77%	0.79%	0.78%	0.77%	0.95	%(8)

Portfolio Turnover Rate	0.67	%(7)	3.77%	4.51%	8.24%	0.00%	0.00%
Total Return(4)	7.51	%(7)	9.52%	14.10%	(1.61)%	(3.62)%	34.46%

Line of Credit:
Aggregate principal amount, end of period (000s)	$19,000		$—	$21,400	$—	$—	N/A
Average borrowings outstanding during the period (000s)	$15,392		$9,899	$14,717	$7,560	$5,497	N/A
Asset coverage, end of period per $1,000(5)	$55,208		$—	$43,204	$—	$—	N/A

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Included are other expenses, which are all expenses except Management fees and Distribution and Servicing fees, of 0.35% for the period ended October 31, 2025, 0.30%, 0.33%, 0.27%, 0.22%, and 0.40% for the years ended April 30, 2025, 2024, 2023, 2022, and 2021, respectively.

(4)  Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

(6)  Net investment loss and net expenses ratios have been annualized.

(7)  Not annualized.

(8)  After repayment of expenses previously waived and/or fees previously waived by the Adviser, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021.

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Financial Highlights - Class I Units

Per Unit Data and Ratios for a Unit of Limited Liability Company Interest Outstanding Throughout the Periods.
	For the Six Months Ended October 31, 2025 (Unaudited)		For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Unit Operating Performance:
Net Asset Value, beginning of period	$26.34		$25.87	$22.83	$23.49	$25.20	$19.09
Activity from investment operations:(1)
Net investment income/(loss)	(0.12)		(0.16)	(0.27)	(0.17)	(0.09)	(0.06)
Net realized and unrealized gain/(loss) on investments	2.09		2.68	3.48	(0.21)	(0.76)	6.58
Total from investment operations	1.97		2.52	3.21	(0.38)	(0.85)	6.52

Distributions to investors
From net investment income	0.00		(1.58)	0.00	0.00	(0.42)	0.00
From net realized gains	0.00		(0.47)	(0.17)	(0.28)	(0.44)	(0.41)
Total distributions to investors	0.00		(2.05)	(0.17)	(0.28)	(0.86)	(0.41)

Net Asset Value, end of period	$28.31		$26.34	$25.87	$22.83	$23.49	$25.20

Net Assets, end of period (in thousands)	$349,507		$324,173	$293,720	$300,394	$293,732	$174,274

Ratios/Supplemental Data:
Net investment income/(loss)(2)	(0.86	)%(6)	(0.83)%	(0.79)%	(0.82)%	(0.78)%	(0.95)%
Net investment income/(loss) excluding line of credit related expenses(2)	(0.77	)%(6)	(0.74)%	(0.71)%	(0.78)%	(0.77)%	(0.95)%

Net Expenses(2)(3)	0.90	%(6)	0.86%	0.88%	0.82%	0.78%	0.95	%(8)
Total Expenses excluding line of credit related expenses(2)	0.81	%(6)	0.77%	0.79%	0.78%	0.77%	0.95	%(8)

Portfolio Turnover Rate	0.67	%(7)	3.77%	4.51%	8.24%	0.00%	0.00%
Total Return(4)	7.51	%(7)	9.52%	14.10%	(1.61)%	(3.62)%	34.46%

Line of Credit:
Aggregate principal amount, end of period (000s)	$19,000		$—	$21,400	$—	$—	N/A
Average borrowings outstanding during the period (000s)	$15,392		$9,899	$14,717	$7,560	$5,497	N/A
Asset coverage, end of period per $1,000(5)	$55,208		$—	$43,204	$—	$—	N/A

(1)  Selected data is for a single unit outstanding throughout the period.

(2)  The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(3)  Included are other expenses, which are all expenses except Management fees and Distribution and Servicing fees, of 0.35% for the period ended October 31, 2025, 0.30%, 0.33%, 0.27%, 0.22%, and 0.40% for the years ended April 30, 2025, 2024, 2023, 2022, and 2021, respectively.

(4)  Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)  Calculated by subtracting the Fund’s total liabilities (excluding the principal amount of the Line of Credit) from the Fund’s total assets and dividing by the principal amount of the Line of Credit and then multiplying by $1,000.

(6)  Net investment loss and net expenses ratios have been annualized.

(7)  Not annualized.

(8)  After repayment of expenses previously waived by the Adviser. Had the Fund not made such repayment, the annualized ratios of net expenses to average daily net assets would have been 0.82% for the year ended April 30, 2021.

See accompanying Notes to Financial Statements.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) October 31, 2025
1. ORGANIZATION

Macquarie Focused Access Fund, LLC (the “Fund”) (formerly, CPG Focused Access Fund, LLC) was organized as a Delaware limited liability company on June 4, 2018. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund commenced operations on November 1, 2018. The Fund’s investment adviser is Macquarie Wealth Advisers, LLC (the “Adviser”), formerly known as Central Park Advisers, LLC, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Fund’s investment objective is to seek attractive, long-term, risk-adjusted returns. The Fund seeks to achieve its investment objective principally by allocating the Fund’s assets among a concentrated, select group of third-party alternative asset managers and the unregistered investment vehicles they operate (the “Investment Funds”) that are represented on the Morgan Stanley Smith Barney LLC (“Morgan Stanley”) platform. Morgan Stanley is not a sponsor, promoter, adviser, or affiliate of the Fund.

Subject to the requirements of the 1940 Act, the business and affairs of the Fund shall be managed under the direction of the Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Fund and in its name, to do all things necessary and proper to carry out its duties under the Fund’s Limited Liability Company Agreement, as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized under Delaware law. No Director shall have the authority individually to act on behalf of or to bind the Fund, except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Fund and to the oversight of the Board. The Directors have engaged the Adviser to be responsible for the day-to-day management of the Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”) and has assigned to the Adviser general responsibility for determining the value of the Fund’s investments. In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Valuation Committee (the “Valuation Procedures”).

The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents.

The Fund currently offers four classes of units of limited liability company interest (“Units”): Class F1 Units, Class F2 Units, Class A Units and Class I Units, which differ in their respective sales load (the “Placement Fee”) and Distribution and servicing fees (as defined below). Class F1 Units and Class F2 Units were available for purchase as of November 1, 2018, and Class A Units and Class I Units were available for purchase as of July 1, 2019. Each class of Units may be purchased as of the first business day of each calendar month based upon its respective then-current net asset value (“NAV”) per Unit. Class F1 and Class F2 are closed to new investors as investor subscriptions have surpassed $100 million and will be offered only to existing Class F1 and Class F2 Investors, as applicable. Class A and Class F1 investors may be charged a Placement Fee up to a maximum of 3.0% on the amount they invest in the Fund. No placement fee will be charged on purchases of Class I Units and Class F2 Units.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services — Investment Companies.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Cash: Cash consists of monies and interest paying accounts held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Due from broker: Due from broker includes cash balances held with the broker and receivables from certain Investment Funds annual distributions. There are no restrictions on the due from broker held by the Fund. At October 31, 2025, the Fund had no due from broker balance.

Investment Transactions: The Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of distribution. Dividend income is recorded on the ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds will be received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Fund. It is estimated that distributions will occur over the life of the Investment Funds.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Fair Value of Financial Instruments: The fair value of the Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

Dividends and Distributions to Investors: Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and distributed annually. The Fund records dividends and distributions to its investors on ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per Unit of the Fund.

Multiple Classes of Units: All investors bear the common expenses of the Fund. Dividends are declared separately for each class. Income, non-class specific expenses and realized and unrealized gains and losses are allocated monthly to each class of Units based on the value of total Units outstanding of each class, without distinction between Unit classes. Expenses attributable to a particular class of Units, such as Distribution and servicing fees, are allocated directly to that class. The expense reimbursement is prorated by the number of months since the respective class commenced operations.

Segment Reporting: The Fund’s chief executive officer acts as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.

Federal Tax Information: It is the Fund’s policy to attempt to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its investors substantially all of its net investment income and net realized gain on investments, if any, earned each year. In addition, the Fund intends to distribute sufficient income and gains each year so as to not be subject to U.S. Federal excise tax on certain undistributed amounts. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements. See Note 7 Income Tax for more information.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025

3. PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

•        Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

•        Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

•        Level 3 — significant unobservable inputs for the financial instrument (including Management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ net asset value (“NAV”) as a practical expedient and are excluded from the fair value hierarchy in accordance with ASC 820.Other investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The Investment Funds are generally restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

The NAV of the Fund is determined by, or at the direction of, the Adviser as of the close of business on the last business day of each month, each date that a closing occurs and at such other times as the Board shall determine. The Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memoranda as appropriate. The Fund’s Valuation Committee oversees the valuation process of the Fund’s investments. The Valuation Committee meets on a monthly basis and reports to the Board on a quarterly basis. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain conditions are met. As such, the Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025
3. PORTFOLIO VALUATION (Continued)

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of Investment Funds, for which there is no active market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a active market for the investments existed. These differences could be material.

The following is a summary of the inputs used, as of October 31, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2*	Level 3*	Investments Measured at Net Asset Value(1)	Total
Investments
Investments in Investment Funds	$—	$—	$—	$1,088,728,003	$1,088,728,003
Total Investments	$—	$—	$—	$1,088,728,003	$1,088,728,003

*        The Fund did not hold level 1, 2, or level 3 securities at year end.

(1)         These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at net asset value, without adjustment, as permitted as a practical expedient.

The following is a summary of certain investment strategies employed by the Investment Funds as of October 31, 2025. They are summaries only and do not purport to be complete. Not all Investment Funds employ these strategies and some may use other investment strategies other than those described below. Funds described as Multi-Strategy may employ multiple of the strategies described below.

•        Equity Hedged: Equity hedged, or equity long/short, strategies involve taking simultaneous long and short positions in different equity securities in an attempt to profit from directional movements in the securities. Investment Fund managers that employ these strategies need not create portfolios that emphasize purchases of either long or short securities — rather, Investment Fund managers will manage market exposure by shifting the allocation between long and short investments over time depending on stock selection opportunities and the Investment Fund manager’s analysis of and outlook for the equity markets. Investment Fund managers often focus on a particular geographic region, industry sector, market capitalization or investment style to achieve their goal of generating long-term capital appreciation through individual stock selection. Investment Fund managers may invest in the securities of companies without regard to market capitalization.

•        Relative Value Strategies: Relative value strategies include a range of different investment strategies that involve the simultaneous purchase and sale of related securities or instruments to exploit pricing differentials and other opportunities in various asset classes, geographies and time horizons. Generally, relative value Investment Fund managers buy a position in one instrument and sell an equivalent amount of another instrument with the expectation that the prices of the two instruments not only are historically related, but also that they have deviated from their historical trading patterns. The Investment Funds may use the following relative values strategies: equity market neutral statistical arbitrage, fixed income arbitrage, convertible arbitrage, relative value credit and mortgage and asset-backed securities.

•    Event-Driven/Activist Strategies: Event-driven strategies involve investments in companies engaged in business combinations, corporate reorganizations or structural transformations. Investment Fund managers that employ these strategies seek to capture the spread between current market prices and the value of financial instruments upon the successful completion of company- or transaction-specific events that alter a company’s financial structure or operating strategy, such as mergers, acquisitions, takeovers, spin-offs, leveraged buyouts, exchange or tender offers,

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025
3. PORTFOLIO VALUATION (Continued)

restructurings, reorganizations, recapitalizations, share buybacks, bankruptcies and liquidations. Investment Fund managers also may take an “activist” approach to such strategies, either hostile or friendly in nature, and seek to create a catalyst for or influence the outcome of an event. Activist strategies seek to accumulate concentrated positions in order to exert influence on underlying company management with the objective of increasing shareholder value. Activist strategies are broadly defined as either operational or financial, depending on the intention and expertise of the Investment Fund manager.

•        Trading Strategies (Fundamental Value & Long Only Equity): Trading strategies generally are more top-down in nature and are often driven by views derived from monetary policy, fiscal dynamics and macroeconomic research. These strategies typically utilize financial instruments, such as foreign exchange, equities, interest rates, sovereign debt, currencies and commodities to express an Investment Fund manager’s view, for example, Fundamental Value and Long Only Equity. Successfully implementing these strategies generally requires well-developed risk management procedures, as Investment Fund managers often employ significant leverage and derivative strategies. In executing different approaches and attempting to identify opportunities that may exist within the markets, Investment Fund managers may use either fundamental or quantitative models or a combination of both. Investment Fund managers may trade in diversified markets or focus on one market sector.

•        Quantitative Trading: Investment Fund managers that employ this strategy generally trade listed financial and commodity futures and interbank currency markets around the world. Quantitative Investment Fund managers tend to utilize sophisticated, computer-driven, mathematical models and trading systems to analyze price and market data to identify trading opportunities and trends across a broad range of financial and commodity markets. These trading models and systems may be focused on technical or fundamental factors, or a combination of factors.

4. RELATED PARTY TRANSACTIONS

As of October 31, 2025, the Fund had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly advisory fee (the “Management Fee”) at the annual rate of 0.55% of the Fund’s net asset value. For purposes of determining the Management Fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Fund as of the end of the month, less an amount equal to all accrued debts, liabilities and obligations of the Fund as of such date, and calculated before giving effect to any repurchase of Units on such date and before any reduction for any fees and expenses of the Fund. The Management Fee will be determined and accrued as of the last day of each month and will be prorated for any period of less than a month based on the number of days in such period. During the period ended October 31, 2025, the Adviser earned $2,971,359 of Management fees which is included in the Statement of Operations, of which $1,484,121 was payable by the Fund as of October 31, 2025, and is included in Management fees payable in the Statement of Assets and Liabilities.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s NAV; fees for data, technology and software providers; research expenses; costs of insurance; registration expenses; certain offering costs associated with the Fund’s continuing offering of Units (any offering costs that are primarily intended to result in the sale of Units may only be paid through the Fund’s Rule 12b-1 plan); expenses of meetings of investors; directors’ and officer fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person” of the Fund (the “Independent Directors”), as defined by the 1940 Act, receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025
4. RELATED PARTY TRANSACTIONS (Continued)

Review Committee Chair each receive an additional $2,000 annual retainer. All Independent Directors are reimbursed for their reasonable out-of-pocket expenses. The total amount expensed by the Fund related to Independent Directors for the period ended October 31, 2025 was $48,619 which is included in Directors’ and Officer fees in the Statement of Operations, of which $30,047 was included in Prepaid Directors’ and Officer fees in the Statement of Assets and Liabilities as of October 31, 2025.

During the period ended October 31, 2025, the Fund incurred a portion of the annual compensation of the Fund’s Chief Compliance Officer in the amount of $35,592 which is included in Directors’ and Officer fees in the Statement of Operations. As of October 31, 2025, the Fund had $98,200 payable related to the portion of the annual compensation of the Fund’s Chief Compliance Officer incurred by the Fund, which is included in Directors’ and Officer fees payable in the Statement of Assets and Liabilities.

In September of 2025 the Board appointed Macquarie Capital (USA) Inc. (“MCUSA”) to replace Delaware Distributors L.P. (“DDLP”) as Placement Agent of the Fund, starting in October of 2025. MCUSA is an affiliate of the Adviser and is an indirect subsidiary of Macquarie. Under the new placement agent agreement, MCUSA will have the same terms and fee structure as DDLP. Previously, DDLP served as the placement agent (the “Placement Agent”) of the Fund and is an affiliate of the Adviser and is a subsidiary of Macquarie Management Holdings, Inc. (“MMH”). Certain officers and the interested director of the Fund are also officers of the Adviser and are registered representatives of MCUSA.

Under the terms of the Placement Agent Agreement, the Placement Agent is authorized to retain sub-placement agents for the provision of distribution services within the meaning of Rule 12b-1 under the 1940 Act and for non-12b-1 services to investors holding Class A Units and Class F1 Units. The Fund pays the Placement Agent a monthly fee out of the net assets of Class A Units and Class F1 Units (the “Distribution and servicing fees”) at the annual rate of 0.75% and 0.70% of the NAV of Class A Units and Class F1 Units, respectively, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Units or Class F1 Units). The Distribution and servicing fees are charged on an aggregate class-wide basis, and investors in Class A Units or Class F1 Units are subject to the Distribution and servicing fees as long as they hold their Class A Units or Class F1 Units, respectively. Payment of the Distribution and servicing fees are governed by the Fund’s 12b-1 Plan, which, pursuant to the conditions of an exemptive order issued by the SEC, has been adopted by the Fund with respect to Class A Units and Class F1 Units in compliance with Rule 12b-1 under the 1940 Act. Class I Units and Class F2 Units are not subject to Distribution and servicing fees. For the period ended October 31, 2025, the total Distribution and servicing fees was $2,285,330 and $323,598, respectively, for Class A and Class F1 units, of which $442,621 was payable as of October 31, 2025 and is included in Distribution and servicing fees payable to affiliate on the Statement of Assets and Liabilities.

5. ADMINISTRATION AND CUSTODIAN FEES

UMB Fund Services, Inc. serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended October 31, 2025, the total administration fees were $328,826 which is included as Accounting and administration fees in the Statement of Operations. As of October 31, 2025, the Fund had $540,933 payable related to the portion of the annual compensation of the administration fees incurred by the Fund, which is included as Accounting and administration fees payable in the Statement of Assets and Liabilities as of October 31, 2025.

The Custodian is an affiliate of the Administrator and serves as the primary custodian of the assets of the Fund.

6. INVESTMENTS

For the period ended October 31, 2025, total purchases of investments and total proceeds from redemptions or other dispositions of investments amounted to $7,139,207 and $11,782,695, respectively. The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such Investment Funds. The Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds, subject to the review of the Advisor, as to the amounts of taxable income allocated to the Fund as of October 31, 2025.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025

7. INCOME TAX

Under the Code, the Fund may qualify for special tax status as a RIC, which allows for a deduction for dividends paid but prohibits any deduction for net operating losses. Because of the dividends paid deduction, RIC’s generally do not incur Fund level income tax. Generally, state tax law recognizes the federal tax status of the Fund.

Annually, the Fund must meet certain requirements to maintain the benefit of RIC status, including an income test, asset test, and distribution requirements. To assist in maintaining RIC status, the Fund structure may include one, or more, corporations (“Blockers”) that intentionally do not qualify for RIC status. Blockers file separate federal and state income tax returns. If Blockers exist in the Fund structure, the financial accounts of the Fund may include federal and state income tax balances and disclosures, as determined under the relevant tax law.

The Fund has adopted a tax year-end of September 30. For the tax year ending September 30, 2025, the Fund satisfied all requirements to maintain its status as a RIC and is subject to taxation under Subchapter M; therefore, no federal or state income tax amounts have been recognized at the Fund level.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. The tax benefit associated with any tax position that does not meet the more-likely-than-not threshold is not recognized for financial reporting purposes. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the Fund did not incur any interest or penalties.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gains or loss items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions will be evaluated once paid after the Tax Year ended September 30, 2025. The October 31, 2025 book cost has been adjusted for book/tax basis differences as of the Fund’s last Tax Year end, September 30, 2025. The cost of investments and the net unrealized appreciation and depreciation on investments as of October 31, 2025 are noted below.

Federal tax cost of investments	$877,186,920
Gross unrealized appreciation	339,993,946
Gross unrealized depreciation	(128,452,863)
Net unrealized appreciation (depreciation)	$211,541,083

The tax character of distributions paid during the Tax Year ended September 30, 2025 and 2024 were as follows:

	2025	2024
Long-term capital gains	$12,084,722	$6,546,612
Ordinary Income	56,937,793	—

As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	10,448,773
Net Unrealized appreciation	211,541,083	(a)
Accumulated capital and other losses	—
Total distributable earnings	$221,989,856

(a)  The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax treatment of partnerships.

There were no permanent book and tax differences during the tax year ended September 30, 2025.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025

8. REPURCHASE OF UNITS

Investors do not have the right to require the Fund to redeem their Units. To provide a limited degree of liquidity to investors, the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that, generally, it will recommend to the Board that the Fund offer to repurchase Units from investors on a quarterly basis, with such repurchases to occur at the value of Units determined as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to 5% to 25% of the net assets of the Fund. Each repurchase offer will generally commence approximately 60 days prior to the applicable repurchase date and will be paid approximately 35 days after the applicable repurchase date.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units from an investor at any time prior to the day immediately preceding the first anniversary of the investor’s purchase of such Units. Such repurchase fee, unless waived, will be retained by the Fund and will benefit the Fund’s remaining investors.

Repurchases of Fund units during the period ended October 31, 2025 are reflected as Capital redemptions on the Statement of Changes in Net Assets.

The following table shows repurchase offer details for the period ended October 31, 2025:

Class/Repurchase Date	Repurchase Units	Repurchase Dollars
Class A
June 30, 2025	794,448	15,943,308
September 30, 2025	545,383	11,231,567

Class F1
June 30, 2025	179,369	2,546,153
September 30, 2025	135,679	1,976,638

Class F2
June 30, 2025	9,734	143,658
September 30, 2025	1,717	26,055

Class I
June 30, 2025	251,340	6,983,607
September 30, 2025	232,394	6,638,842

9. INDEMNIFICATION

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Adviser expects the risk of loss to be remote.

Macquarie Focused Access Fund, LLC Notes to Financial Statements (Unaudited) (Continued) October 31, 2025

10. LINE OF CREDIT

The Fund may borrow money to fund new investments pending receipt of redemption proceeds from existing Investment Funds, to satisfy repurchase requests from Investors and to otherwise provide the Fund with liquidity. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time indebtedness occurs. This means that the value of the Fund’s total indebtedness may not exceed one-third of the value of its total assets, including the value of the assets purchased with the proceeds of its indebtedness.

On October 21, 2022, the Fund entered into a $75,000,000 revolving credit facility with Barclays Bank PLC, which will expire on October 21, 2027, subject to the restrictions and terms of the credit facility (“Barclays Line of Credit”). For the period ended October 31, 2025, the Fund had borrowed $35,000,000 from this line of credit, repaid $16,000,000 from this line of credit, and the maximum borrowing outstanding at any time during the year was $19,000,000. For borrowing under this Barclays Line of Credit, the Fund is charged 2.15% (per annum) plus SOFR (Secured Overnight Financing Rate). The commitment fee on the daily unused loan balance of the line of credit accrues at 0.75% and is included in Line of credit commitment fees in the Statement of Operations. For the period ended October 31, 2025, the average annualized interest rate charged and the average outstanding loan payable, was as follows:

Average Annualized Interest Rate	6.27%
Average Outstanding Loan Payable	15,392,283

11. SUBSEQUENT EVENTS

Subsequent events after October 31, 2025 have been evaluated through the date the financial statements were issued. There were no events or material transactions through the date the financial statements were issued that required recognition or disclosure in the financial statements.

Macquarie Focused Access Fund, LLC Other Information (Unaudited) October 31, 2025

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9222 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund (collect) at 1-212-317-9222 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Fund will file a complete schedule of its portfolio holdings with the SEC no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year on Form N-PORT. For the Fund, this would be for the fiscal quarters ending July 31 and January 31. The Fund’s Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

(b)    Not applicable.

ITEM 2.    CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

(a)     Schedule of Investments in securities of unaffiliated issuers as of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)    Not applicable.

ITEM 7.    FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports. (b) Not applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors during the period covered by this report.

ITEM 16.  CONTROLS AND PROCEDURES.

         Evaluation of Disclosure Controls and Procedures.    The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings and submissions under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the Investment Company Act of 1940, as amended (“1940 Act”) are recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”). Such information is accumulated and communicated to the Registrant’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

The Registrant’s PEO and PFO, or persons performing similar functions, have concluded that due to the material weakness in internal control over financial reporting described below, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are not effective as of March 31, 2025, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the 1934 Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) and do not provide reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

Management identified a material weakness in the design and operating effectiveness of controls over the determination of the appropriate classification and presentation of cash and cash equivalents in the Registrant’s financial statements. More specifically, the controls were not designed to determine (i) the appropriate identification, classification, and presentation of cash and cash equivalents in accordance with GAAP during the new account set up process and (ii) the appropriate and consistent reporting in the Registrant’s financial statements.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. While this deficiency did not result in an error in the financial statement, this material weakness, if not remediated, could result in further misstatements related to the classification and presentation of cash and cash equivalents that would result in a material misstatement to the financial statements that would not be prevented or detected.

Management’s Remediation Plan.    Subsequent to the identification of the material weakness described above, Management has developed a plan to remediate the material weakness described herein. Management’s remediation procedures include integrating the Registrant into the new account set up process. As the Registrant enters into new bank accounts, Management will determine and document the appropriate GAAP classification of such accounts and validate its application during the financial reporting process to verify appropriate and consistent presentation and disclosure in the financial statements. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in its internal control over financial reporting until it has completed its remediation efforts and subsequent evaluation of their effectiveness.

(b)    Other than the changes to our internal controls over financial reporting described under Management’s Remediation Plan with respect to the controls over new bank accounts, there were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to Unitholders included herein that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF THE SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)     Not applicable.

(b)    Not applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)     Not applicable.

(b)    Not applicable.

ITEM 19.  EXHIBITS.

(a)(1)          Not applicable to semi-annual reports.

(a)(2)          Not applicable.

(a)(3)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)          Not applicable

(a)(5)          Not applicable

(b)              Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	MACQUARIE FOCUSED ACCESS FUND, LLC
By (Signature and Title)*	/s/ Alex Lee
Alex Lee
(Principal Executive Officer)
Date	December 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Lee
Alex Lee
(Principal Executive Officer)
Date	December 30, 2025
By (Signature and Title)*	/s/ Trishamarie Chan
Trishamarie Chan
(Principal Accounting Officer)
Date	December 30, 2025

________________________

*        Print the name and title of each signing officer under his or her signature.